Label	Element	Value
Common Stock [Member] | Restatement Adjustment [Member]
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	117,261,955
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	117,261,955
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	117,261,955